CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023	Dec. 31, 2022
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00075	$ 0.00005	$ 0.00075	$ 0.00005	$ 0.00075
Ordinary shares, authorized	66,666,667	1,000,000,000	1,000,000,000		66,666,667
Ordinary shares, issued	49,806,556				15,891,257
Ordinary shares outstanding	49,806,556				15,216,681
Preferred shares, par value (in dollars per share)		$ 0.00075	$ 0.00075
Preferred shares, authorized		66,666,667	66,666,667
Preferred shares, outstanding	0				0
Series F convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00005				$ 0.00005
Preferred shares, authorized	43,000				50,000
Preferred shares, issued	43,000				50,000
Preferred shares, outstanding	43,000				50,000
Series D convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.0001				$ 0.0001
Preferred shares, authorized	6,000				6,000
Preferred shares, issued	6,000				6,000
Preferred shares, outstanding	6,000				6,000
Parent | Legal entities
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00075				$ 0.00075
Ordinary shares, authorized	66,666,667				66,666,667
Ordinary shares, issued	49,806,556				15,891,257
Ordinary shares outstanding	49,806,556				15,216,681
Parent | Legal entities | Series F convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00005				$ 0.00005
Preferred shares, authorized	43,000				50,000
Preferred shares, issued	43,000				50,000
Preferred shares, outstanding	43,000				50,000
Parent | Legal entities | Series D convertible preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.0001				$ 0.0001
Preferred shares, authorized	6,000				6,000
Preferred shares, issued	6,000				6,000
Preferred shares, outstanding	6,000				6,000